Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Goodwill

The changes in the carrying amount of goodwill by reporting units are presented in the table below:

	Licensing	Intelligent Systems	Enterprise Software	Total
Balance at December 31, 2016	$12,623	$-	$-	$12,623
Business acquisitions (Note 4)	-	16,066	12,680	28,746
Currency translations	-	1,218	-	1,218
Balance at December 31, 2017	$12,623	$17,284	$12,680	$42,587
Currency translations	-	(1,218)	-	(1,218)
Impairment	-	(16,066)	-	(16,066)
Balance at December 31, 2018	$12,623	$-	$12,680	$25,303